OLD MUTUAL ADVISOR FUNDS

               OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO,
                 OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO,
            OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO AND
                  OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

                        Supplement Dated October 5, 2005
                     to Prospectus Dated September 24, 2004

This Supplement updates certain information contained in the currently effective Prospectuses of Old Mutual Advisor Funds (the "Trust"), dated September 24, 2004 (as revised December 10, 2004) for the Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio and Old Mutual Asset Allocation Growth Portfolio (the "Funds"). You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-888-744-5050 or via the Internet at www.Old MutualCapital.com.

Termination of Investment Sub-Advisory Agreement With Liberty Ridge Capital,
Inc.

Liberty Ridge Capital, Inc. ("Liberty Ridge Capital"), its parent company, Old Mutual (US) Holdings Inc., ("OMUSH"), and an unaffiliated investment adviser, Forstmann-Leff Associates, LLC, have agreed to a transaction that will result in the replacement of Liberty Ridge Capital as an investment sub-adviser to the Funds (the "Transaction").

The Transaction will involve OMUSH obtaining a controlling interest of a new entity to be named Forstmann-Leff LLC ("Forstmann-Leff"), which will be comprised of the assets of Forstmann-Leff Associates, LLC and certain specified assets of Liberty Ridge Capital. The employees of ForstmannLeff will be the former employees of Forstmann-Leff Associates, LLC and certain former investment professionals of Liberty Ridge Capital.

Upon the closing of the Transaction, which is expected to occur on or about October 31, 2005, the current investment sub-advisory agreement between the Trust, Old Mutual Capital, Inc. ("OMCAP") and Liberty Ridge Capital will automatically terminate. The following paragraphs describe the new investment sub-advisory agreement that will be established following the closing of the Transaction. Between the date of this Supplement and the closing of the Transaction, ForstmannLeff will provide investment sub-advisory services in accordance with an interim sub-advisory agreement.

New Sub-Advisory Agreement

OMCAP has appointed ForstmannLeff as a sub-adviser with respect to the Funds. This appointment will become effective upon shareholder approval of a new investment sub-advisory agreement between the Trust, OMCAP and ForstmannLeff, which has been approved by the Trust's Board of Trustees.

Interim Investment Sub-Advisory Agreement

In order to avoid disruption of the Funds' investment management program, the Board approved an interim investment sub-advisory agreement between the Trust, OMCAP and ForstmannLeff (the "Interim Agreement"), which will commence on the closing of the Transaction and remain in effect for a period that will expire on the earlier of: (i) the date on which the shareholders of the Funds approve a new investment sub-advisory agreement; or (ii) 150 days after the closing of the Transaction.

Change of Portfolio Managers

Effective upon the closing of the Transaction, Liberty Ridge Capital portfolio managers Jerome J. Heppelmann and Samuel H. Baker will join ForstmannLeff as portfolio managers for the Funds. Michael S. Sutton, James M. Smith and James B. Bell will no longer serve as portfolio managers for the Funds. The following ForstmannLeff portfolio managers will become portfolio managers for the Funds.


----------------------- -------------------------------------------------------------------------------------------
  New ForstmannLeff
  Portfolio Managers                     Investment Experience
----------------------- -------------------------------------------------------------------------------------------
Tom Galvin              Thomas A. Galvin is Co-Chief Investment Officer and is on the Investment Policy
                        Committee of ForstmannLeff.  He joined ForstmannLeff as a Portfolio Manager and
                        Research Analyst in 1991.  Mr. Galvin started his career at Dean Witter Reynolds as a Research Analyst from 1980 to 1983.  From 1983 to 1988, he worked at Lehman
                        Brothers as Vice President/Research Analyst and from 1988 to 1991 he was Vice
                        President/Research Analyst at Smith Barney.  Mr. Galvin has an MBA from Fordham
                        University and a BA degree from Queens College.  He is a member of AIMR, National
                        Association of Software Investment Analysts and New York Society of Security
                        Analysts.
----------------------- -------------------------------------------------------------------------------------------
William L. Potter       William L. Potter is Co-Chief Investment Officer and is on the Investment Policy
                        Committee of ForstmannLeff.  He joined ForstmannLeff as a Portfolio Manager and
                        Research Analyst in 2002.  Mr. Potter started his career in 1982 at Manufacturers
                        Hanover Trust.  He was a Corporate Lending Officer at Chemical Bank from 1985 to
                        1987.  From 1988 to 1992, he worked in Venture Capital at Safeguard Securities and moved on to Research at Wertheim Schroder from 1992 to 1994.  Mr. Potter was Vice
                        President of Equity Research at Alex Brown from 1994 to 1997.  He came to
                        ForstmannLeff from ABN AMRO (formerly ING Barings and Furman Selz) where he was
                        Managing Director from 1997 to 2002.
----------------------- -------------------------------------------------------------------------------------------
Nancy Tooke             Nancy B. Tooke is Chief Investment Officer and Portfolio Manager for the SmallCap
                        and MidCap Core products.  She joined ForstmannLeff in 2004 when ForstmannLeff
                        acquired the business from Schroder Investment Management.   She started her career
                        at Brown Brothers Harriman & Co. as an assistant portfolio manager in 1969.  In
                        1971 she moved on to Baker Weeks & Co. as a Securities Analyst.  She moved on as a
                        Portfolio Manager at The Equitable Life Assurance Society in 1975 before becoming
                        Portfolio Manager at State Street.  In 1981 she became Vice President, Securities
                        Analyst at E.F. Hutton & Co, and in 1985 she founded New England Equity Research, which she sold to Tucker Anthony in 1988. The next year, she founded the current strategies at Wertheim Asset Management, where she built the team up, continuing
                        through its acquisition by Schroders in 1994.   Ms. Tooke is a CFA charterholder
                        and has a BA from Smith College.
----------------------- -------------------------------------------------------------------------------------------

Upcoming Shareholders Meetings

More information regarding the new sub-advisory arrangement will be contained in proxy materials that are expected to be delivered to shareholders in November 2005. The Board has called a special meeting of shareholders of the Funds to be held on December 16, 2005 for purposes of voting on the new sub-advisory agreement, as well as on certain other matters. Shareholders of record of the Funds at the close of business on October 28, 2005 will be entitled to notice of and to vote at the special meeting.

Your Investment

The subsections of the Prospectus captioned "Policy Regarding Excessive or Short-Term Trading," "Trade Activity Monitoring," "Trading Guidelines," "Redemption/Exchange Fee," "Fair Value Pricing," "Valuing Portfolio Securities" and "Pricing Fund Shares -Net Asset Value" are replaced in their entirety with the following subsections:

Your Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value ("NAV"). NAV per share class of a Fund is calculated by dividing the total net assets of each class by the total number of the class' shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Foreign securities may trade in their local markets on days a Fund is closed. Those transactions and changes in the value of a Fund's securities holdings on such days may affect the value of a Fund's shares on days when you will not be able to purchase, exchange, or redeem shares.

[On side panel:  Fair Value Pricing

The Board has determined to fair value on a daily basis foreign securities traded outside of the Western Hemisphere to, among other things, avoid stale prices and make the Funds less attractive to market timers. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps to protect the interests of the Funds' long-term shareholders.]

The Funds use pricing services to determine the market value of the securities in their portfolio. Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds generally use the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Funds' portfolios. If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board. The valuation assigned to a fair valued security for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Fund could sell a fair valued security and may not always result in a more accurate NAV.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund's investment performance. If a Fund invests in another investment company, the Fund's NAV is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds' transfer agent or other Fund agents.

The Funds may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers ("Financial Intermediaries") that may include a Fund as an investment alternative in the programs they offer or administer. Financial Intermediaries and the Funds may reserve the right to not to accept customer orders that are incomplete or otherwise not in "good order." Financial Intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to a Fund or an affiliate of a Fund in a timely manner. The Funds will be deemed to have received a purchase or redemption order from a Financial Intermediary when the Financial Intermediary or its authorized designee, accepts the order. The customer order will be priced at a Fund's NAV next computed after such order is unconditionally accepted by a Financial Intermediary or its designee.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, the Funds are intended to be a long-term investment vehicle and are not designed for investors who engage in excessive short-term trading activity, market-timing or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of a Fund's shares may:

      o cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing a Fund to miss out on investment opportunities;
      o force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
      o increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
      o     dilute the value of Fund shares held by long-term shareholders.

The Funds and Old Mutual Capital, Inc., the Fund's investment adviser, and certain of its affiliates ("Old Mutual Capital") or their agents will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that we will be able to identify and restrict all such trading in the Funds. Purchase and sale orders may be received through

Financial Intermediaries and Old Mutual Capital and its agents cannot always know or reasonably detect short-term trading through these Financial Intermediaries or through the use of omnibus accounts by these Intermediaries.

To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

Funds that invest in overseas markets are subject to the risk of time-zone arbitrage, which attempts to take advantage of time zone differences in various countries. Time-zone arbitrage is a form of market-timing. The Board has adopted and Old Mutual Capital and its agents have implemented the following tools to discourage short-term trading in the Funds, including time-zone arbitrage:

      o     shareholder trade activity monitoring;
      o     trading guidelines;
      o     a redemption fee on certain trades in a Fund; and
      o selective use of fair value pricing, including daily fair valuation of foreign securities outside of the Western Hemisphere.

Each of these tools is described in more detail below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in a Fund will occur. Moreover, each of these tools other than the redemption fee, involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in a Fund, other series of the Trust, and accounts under common ownership, influence, or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

Old Mutual Capital and its agents monitor selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring Old Mutual Capital or one of its agents determines that a shareholder has engaged in short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder's account. Determining whether a shareholder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of Financial Intermediaries is limited. Financial Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the cooperation, willingness, ability, and rights of Financial Intermediaries to monitor trading activity in omnibus accounts and enforce the Funds' short-term trading policy on shareholders in such accounts. There is no assurance that the Financial Intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all Financial Intermediaries.

Trading Guidelines

If a shareholder exceeds four exchanges out of a Fund per calendar year, or if a Fund, Old Mutual Capital, or one of its agents, determines that a shareholder's short-term trading activity is detrimental to Fund shareholders (regardless of whether or not the activity exceeds these guidelines), the Fund will not knowingly accept any additional purchase and exchange orders from such shareholder. The Funds and Old Mutual Capital and its agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes, and consistent with the best interests of long-term shareholders. The movement out of (redemption) or into (purchase) any series of the Trust and the simultaneous purchase and redemption of another series of the Trust is considered a single exchange. A Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide long-term asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Financial Intermediary in violation of our short-term trading policy are not deemed accepted by a Fund and may be cancelled or revoked by the Financial Intermediary. Old Mutual Capital may also suspend or terminate a shareholder's exchange privileges if a shareholder engages in a disruptive pattern of exchanges. Old Mutual Capital and the Funds also reserve the right to delay delivery of redemption proceeds for up to 7 days; or to honor certain redemptions with securities, rather than cash.

Redemption/Exchange Fee

A Fund (except in those cases noted below) will impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Fund within 10 calendar days of purchase. A Fund will impose a redemption fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of a Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. A Fund will retain the fee for the benefit of the remaining shareholders.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of a Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses a Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption fee on transactions involving the following:

1. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the redemption fees;

2. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with a Fund to waive or not to impose redemption fees;

3. total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with a Fund or a Financial Intermediary;

4. redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

5. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

6.    redemptions initiated by a Fund, as permitted in this Prospectus.

The Funds' goal is to apply the redemption fee to all shares of a Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Funds will use their best efforts to encourage Financial Intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with Financial Intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Funds will be successful in those efforts.

Fair Value Pricing

As discussed above, the Trust has adopted fair value pricing procedures, including the daily fair valuation of certain foreign securities. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to long-term shareholders.

                            OLD MUTUAL ADVISOR FUNDS

               OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO,
                 OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO,
            OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO AND
                  OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

                        Supplement Dated October 5, 2005

This Supplement updates certain information contained in the currently effective Statement of Additional Information of Old Mutual Advisor Funds (the "Trust"), dated September 24, 2004 (as revised December 10, 2004) for the Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio and Old Mutual Asset Allocation Growth Portfolio. You should retain your Statement of Additional Information and all supplements for future reference. You may obtain an additional copy of the Statement of Additional Information and all current supplements, free of charge, by calling 1-888-744-5050 or via the Internet at www.Old MutualCapital.com.

Officers

The following sets forth the current officers that have been elected by the Board of Trustees in the capacity set forth below.

-------------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------- ------------------- --------------- ----------------------------------------------------------

                                                     Term of
                                                     Office* and
                                 Position(s) Held    Length of       Principal Occupation(s)
Name and Age                     with the Trust      Time Served     During Past Five Years
-------------------------------- ------------------- --------------- ----------------------------------------------------------
David J. Bullock                 President and       Since 2004      Director, President and Chief Executive Officer, Old
(Age: 49)                        Chief Executive                     Mutual Capital, Inc., since 2004. President and
                                 Officer                             Director, Liberty Ridge Capital, Inc., since July 2003.
                                                                     Chief Executive Officer, Liberty Ridge Capital, Inc.;
                                                                     Trustee and Chief Executive Officer, Old Mutual
                                                                     Investment Partners; Trustee, Old Mutual Fund Services
                                                                     and Director, Old Mutual Shareholder Services, Inc.,
                                                                     since November 2003. President, PBHG Insurance Series
                                                                     Fund, since November 2003. Chief Operating Officer,
                                                                     Liberty Ridge Capital, Inc., July 2003-March 2004.
                                                                     President and Chief Executive Officer, Transamerica
                                                                     Capital, Inc., 1998-2003.
-------------------------------- ------------------- --------------- ----------------------------------------------------------



                                       8

-------------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------- ------------------- --------------- ----------------------------------------------------------

                                                     Term of
                                                     Office* and
                                 Position(s) Held    Length of       Principal Occupation(s)
Name and Age                     with the Trust      Time Served     During Past Five Years
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Mark E. Black                    Treasurer, Chief    Since 2004      Chief Financial Officer, Chief Administrative Officer,
(Age: 45)                        Financial Officer                   Executive Vice President and Treasurer, Old Mutual
                                 and Controller                      Capital, Inc., since July 2004.  Chief Financial Officer
                                                                     and Chief Administrative Officer, Old Mutual Investment
                                                                     Partners, since 2004.  Senior Vice President and Chief
                                                                     Financial Officer, Transamerica Capital, Inc., April
                                                                     2000-June 2004.  Chief Financial Officer, Coldwell
                                                                     Banker Moore & Company (Denver Metro) (formerly Moore
                                                                     and Company Realtor), 1997-March 2000.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Andra C. Ozols                   Vice President      Since 2005      Executive Vice President, Secretary and General Counsel,
(Age: 44)                        and Secretary                       Old Mutual Capital, Inc., since June 2005.  Executive
                                                                     Vice President (2004 to 2005), General Counsel and
                                                                     Secretary (2002 to 2005 and January 1998 to October
                                                                     1998) of ICON Advisors, Inc.; Vice President (2002 to
                                                                     2004) of ICON Advisors, Inc.; Director of ICON
                                                                     Management & Research (June 2003 to 2005); Executive Vice
                                                                     President (2004 to 2005), General Counsel and Secretary
                                                                     (2002 to 2005) of ICON Distributors, Inc.; Vice President
                                                                     (2002 to 2004) of ICON Distributors, Inc.; Executive
                                                                     Vice President and Secretary of ICON Insurance Agency,
                                                                     Inc. (2004 to 2005). Vice President (1999 to 2002) and
                                                                     Assistant General Counsel (October 1998 to February 2002),
                                                                     Founders Asset Management LLC. Branch Chief (1993 to 1995)
                                                                     and Enforcement Attorney (1990 to 1995 and 1996 to
                                                                     1998) U.S. Securities and Exchange Commission.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
James F. Lummanick               Vice President      Since 2005      Senior Vice President and Chief Compliance Officer, Old
(Age: 57)                        and Chief                           Mutual Capital, Inc., Old Mutual Investment Partners,
                                 Compliance Officer                  Old Mutual Fund Services, Inc. and Old Mutual
                                                                     Shareholder Services, Inc., since 2005.  Senior Vice
                                                                     President and Director of Compliance, Calamos Advisors
                                                                     LLC, 2004-2005.  Vice President and Chief Compliance
                                                                     Officer, Invesco Funds Group, 1996-2004.
-------------------------------- ------------------- --------------- ----------------------------------------------------------


                                       9

-------------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------- ------------------- --------------- ----------------------------------------------------------
                                                     Term of
                                                     Office* and
                                 Position(s) Held    Length of       Principal Occupation(s)
Name and Age                     with the Trust      Time Served     During Past Five Years
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Kenneth R. Naes                  Assistant           Since 2005      Vice President, Old Mutual Fund Services, since August
(Age: 40)                        Treasurer                           2004.  Senior Vice President, Product Development,
                                                                     Transamerica Capital, Inc./AEGON USA, April 1992-May
-------------------------------- ------------------- --------------- ----------------------------------------------------------
William P. Schanne               Assistant           Since 2004      Fund Administration Associate, Old Mutual Fund Services
(Age: 32)                        Treasurer                           and Liberty Ridge Capital, Inc., since August 2001.
                                                                     Assistant Treasurer, PBHG Funds, since December 2001.
                                                                     Fund Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                     Accountant, PFPC, Inc., 1998-999.
-------------------------------- ------------------- --------------- ----------------------------------------------------------

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

Trustee Compensation

Effective September 1, 2005, each Trustee will receive an annual retainer of $30,000 plus $1,000 for each in-person Board of Trustees meeting and $500 for each in-person and telephonic Committee meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee will receive annually an additional $10,000 and $5,000, respectively.

                            OLD MUTUAL ADVISOR FUNDS

                   OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

                        Supplement Dated October 5, 2005
                       to Prospectus Dated August 1, 2005

This Supplement updates certain information contained in the currently effective Prospectuses of Old Mutual Copper Rock Emerging Growth Fund (the "Fund"), a portfolio of Old Mutual Advisor Funds (the "Trust"), dated August 1, 2005. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-888-744-5050 or via the Internet at www.OldMutualCapital.com.

Your Investment

The subsections of the Prospectus captioned "Policy Regarding Excessive or Short-Term Trading," "Trade Activity Monitoring," "Trading Guidelines," "Redemption/Exchange Fee," "Fair Value Pricing," "Valuing Portfolio Securities" and "Pricing Fund Shares -Net Asset Value" are replaced in their entirety with the following subsections:

Your Share Price

The price you pay for a share of the Fund and the price you receive upon selling or redeeming a share of the Fund is called the net asset value ("NAV"). NAV per share class of the Fund is calculated by dividing the total net assets of each class by the total number of the class' shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Foreign securities may trade in their local markets on days the Fund is closed. Those transactions and changes in the value of the Fund's securities holdings on such days may affect the value of the Fund's shares on days when you will not be able to purchase, exchange, or redeem shares.

[On side panel:  Fair Value Pricing

The Board has determined to fair value on a daily basis foreign securities traded outside of the Western Hemisphere to, among other things, avoid stale prices and make the Fund less attractive to market timers. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps to protect the interests of the Fund's long-term shareholders.]

The Fund uses pricing services to determine the market value of the securities in its portfolio. Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Fund generally uses the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Fund's portfolios. If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board. The valuation assigned to fair valued securities for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell a fair valued security and may not always result in a more accurate NAV.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance. If the Fund invests in another investment company, the Fund's NAV is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Fund's transfer agent or other Fund agents.

The Fund may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers ("Financial Intermediaries") that may include the Fund as an investment alternative in the programs they offer or administer. Financial Intermediaries and the Fund may reserve the right to not to accept customer orders that are incomplete or otherwise not in "good order." Financial Intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to the Fund or an affiliate of the Fund in a timely manner. The Fund will be deemed to have received a purchase or redemption order from a Financial Intermediary when the Financial Intermediary or its authorized designee, accepts the order. The customer order will be priced at the Fund's NAV next computed after such order is unconditionally accepted by a Financial Intermediary or its designee.

Policy Regarding Excessive or Short-Term Trading

While the Fund provides shareholders with daily liquidity, the Fund is intended to be a long-term investment vehicle and is not designed for investors who engage in excessive short-term trading activity, market-timing or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of the Fund's shares may:

      o cause the Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;

      o force the Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

      o increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by the Fund as assets move in or out; or

      o     dilute the value of Fund shares held by long-term shareholders.

The Fund and Old Mutual Capital, Inc., the Fund's investment adviser, and certain of its affiliates ("Old Mutual Capital") or their agents will not knowingly permit investors to excessively trade the Fund, although no guarantees can be made that we will be able to identify and restrict all such trading in the Fund. Purchase and sale orders may be received through Financial Intermediaries and Old Mutual Capital and its agents cannot always know or reasonably detect short-term trading through these Financial Intermediaries or through the use of omnibus accounts by these Intermediaries.

To minimize harm to the Fund and its shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

A fund that invests in overseas markets are subject to the risk of time-zone arbitrage, which attempts to take advantage of time zone differences in various countries. Time-zone arbitrage is a form of market-timing. The Board has adopted and Old Mutual Capital and their agents have implemented the following tools to discourage short-term trading in the Fund, including time-zone arbitrage:

      o     shareholder trade activity monitoring;

      o     trading guidelines;

      o     a redemption fee on certain trades in the Fund; and

      o selective use of fair value pricing, including daily fair valuation of foreign securities outside of the Western Hemisphere.

Each of these tools is described in more detail below. Although they are designed to discourage short-term trading, none of these tools alone nor all of them taken together, can eliminate the possibility that short-term trading activity in the Fund will occur. Moreover, each of these tools, other than the redemption fee, involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor's trading history in the Fund, other Funds, and accounts under common ownership, influence, or control. Old Mutual Capital and the Fund may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

Old Mutual Capital and its agents monitor selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in short-term trading, it will (i) advise the shareholder or use its best efforts to work with the

Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder's account. Determining whether a shareholder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of Financial Intermediaries is limited. Financial Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. Old Mutual Capital and its agents generally rely on the cooperation, willingness, ability, and rights of Financial Intermediaries to monitor trading activity in omnibus accounts and enforce the Fund's short-term trading policy on shareholders in such accounts. There is no assurance that the Financial Intermediaries will in all instances cooperate with Old Mutual Capital and its agents in monitoring trading activity or enforcing the excessive short-term trading policy. Old Mutual Capital and its agents, however, will attempt to apply the excessive short-term trading policy uniformly to all Financial Intermediaries.

Trading Guidelines

If a shareholder exceeds four exchanges out of the Fund per calendar year, or if the Fund, Old Mutual Capital, or one of its agents, determines that a shareholder's short-term trading activity is detrimental to Fund shareholders (regardless of whether or not the activity exceeds these guidelines), the Fund will not knowingly accept any additional purchase and exchange orders from such shareholder. The Fund and Old Mutual Capital and its agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes, and consistent with the best interests of long-term shareholders. The movement out of (redemption) one of the Funds and into (purchase) one of the Funds is considered a single exchange. The Fund may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide long-term asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Financial Intermediary in violation of our short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked by the [Financial Intermediary. Old Mutual Capital may also suspend or terminate a shareholder's exchange privileges if a shareholder engages in a disruptive pattern of exchanges. Old Mutual Capital and the Fund also reserve the right to delay delivery of redemption proceeds for up to 7 days; or to honor certain redemptions with securities, rather than cash.

Redemption/Exchange Fee

The Fund (except in those cases noted below) will impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Fund within 10 calendar days of purchase. The

Fund will impose a redemption fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee for the benefit of the remaining shareholders.

The Fund charges the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Fund will not charge the 2.00% redemption fee on transactions involving the following:

1. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries that do not have the systematic capability to process the redemption fees;

2. total or partial redemptions of shares by omnibus accounts maintained by Financial Intermediaries that have negotiated pre-existing legal covenants and agreements with the Fund to waive or not to impose redemption fees;

3. total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Fund or a Financial Intermediary;

4. redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

5. redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or

6.    redemptions initiated by the Fund, as permitted in this Prospectus.

The Fund's goal is to apply the redemption fee to all shares of the Fund regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain intermediaries and preexisting contrary legal covenants and agreements with intermediaries. The Fund will use its best efforts to encourage Financial Intermediaries that maintain omnibus accounts that are currently unable to support a redemption fee to modify their computer systems to do so and will attempt to renegotiate legal covenants and agreements with Financial Intermediaries that currently prohibit the imposition of such a fee. There is no guarantee that the Fund will be successful in those efforts.

Fair Value Pricing

As discussed above, the Trust has adopted fair value pricing procedures, including the daily fair valuation of certain foreign securities. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to long-term shareholders.

                            OLD MUTUAL ADVISOR FUNDS

                   OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

                        Supplement Dated October 5, 2005

This Supplement updates certain information contained in the currently effective Statement of Additional Information of Old Mutual Advisor Funds (the "Trust"), dated August 1, 2005 for the Old Mutual Copper Rock Emerging Growth Fund. You should retain your Statement of Additional Information and all supplements for future reference. You may obtain an additional copy of the Statement of Additional Information and all current supplements, free of charge, by calling 1-888-744-5050 or via the Internet at www.Old MutualCapital.com.

Officers

The following sets forth the current officers that have been elected by the Board of Trustees in the capacity set forth below.


-------------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------- ------------------- --------------- ----------------------------------------------------------

                                                     Term of
                                                     Office* and
                                 Position(s) Held    Length of       Principal Occupation(s)
Name and Age                     with the Trust      Time Served     During Past Five Years
-------------------------------- ------------------- --------------- ----------------------------------------------------------
David J. Bullock                 President and       Since 2004      Director, President and Chief Executive Officer, Old
(Age: 49)                        Chief Executive                     Mutual Capital, Inc., since 2004. President and
                                 Officer                             Director, Liberty Ridge Capital, Inc., since July 2003.
                                                                     Chief Executive Officer, Liberty Ridge Capital, Inc.;
                                                                     Trustee and Chief Executive Officer, Old Mutual
                                                                     Investment Partners; Trustee, Old Mutual Fund Services
                                                                     and Director, Old Mutual Shareholder Services, Inc.,
                                                                     since November 2003. President, PBHG Insurance Series
                                                                     Fund, since November 2003. Chief Operating Officer,
                                                                     Liberty Ridge Capital, Inc., July 2003-March 2004.
                                                                     President and Chief Executive Officer, Transamerica
                                                                     Capital, Inc., 1998-2003.
-------------------------------- ------------------- --------------- ----------------------------------------------------------




                                       7

-------------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------- ------------------- --------------- ----------------------------------------------------------

                                                     Term of
                                                     Office* and
                                 Position(s) Held    Length of       Principal Occupation(s)
Name and Age                     with the Trust      Time Served     During Past Five Years
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Mark E. Black                    Treasurer, Chief    Since 2004      Chief Financial Officer, Chief Administrative Officer,
(Age: 45)                        Financial Officer                   Executive Vice President and Treasurer, Old Mutual
                                 and Controller                      Capital, Inc., since July 2004.  Chief Financial Officer
                                                                     and Chief Administrative Officer, Old Mutual Investment
                                                                     Partners, since 2004.  Senior Vice President and Chief
                                                                     Financial Officer, Transamerica Capital, Inc., April
                                                                     2000-June 2004.  Chief Financial Officer, Coldwell
                                                                     Banker Moore & Company (Denver Metro) (formerly Moore
                                                                     and Company Realtor), 1997-March 2000.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Andra C. Ozols                   Vice President      Since 2005      Executive Vice President, Secretary and General Counsel,
(Age: 44)                        and Secretary                       Old Mutual Capital, Inc., since June 2005.  Executive
                                                                     Vice President (2004 to 2005), General Counsel and
                                                                     Secretary (2002 to 2005 and January 1998 to October
                                                                     1998) of ICON Advisors, Inc.; Vice President (2002 to
                                                                     2004) of ICON Advisors, Inc.; Director of ICON
                                                                     Management & Research (June 2003 to 2005); Executive Vice
                                                                     President (2004 to 2005), General Counsel and Secretary
                                                                     (2002 to 2005) of ICON Distributors, Inc.; Vice President
                                                                     (2002 to 2004) of ICON Distributors, Inc.; Executive
                                                                     Vice President and Secretary of ICON Insurance Agency,
                                                                     Inc. (2004 to 2005). Vice President (1999 to 2002) and
                                                                     Assistant General Counsel (October 1998 to February 2002),
                                                                     Founders Asset Management LLC. Branch Chief (1993 to 1995)
                                                                     and Enforcement Attorney (1990 to 1995 and 1996 to
                                                                     1998) U.S. Securities and Exchange Commission.
-------------------------------- ------------------- --------------- ----------------------------------------------------------
James F. Lummanick               Vice President      Since 2005      Senior Vice President and Chief Compliance Officer, Old
(Age: 57)                        and Chief                           Mutual Capital, Inc., Old Mutual Investment Partners,
                                 Compliance Officer                  Old Mutual Fund Services, Inc. and Old Mutual
                                                                     Shareholder Services, Inc., since 2005.  Senior Vice
                                                                     President and Director of Compliance, Calamos Advisors
                                                                     LLC, 2004-2005.  Vice President and Chief Compliance
                                                                     Officer, Invesco Funds Group, 1996-2004.
-------------------------------- ------------------- --------------- ----------------------------------------------------------



                                       8

-------------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------- ------------------- --------------- ----------------------------------------------------------
                                                     Term of
                                                     Office* and
                                 Position(s) Held    Length of       Principal Occupation(s)
Name and Age                     with the Trust      Time Served     During Past Five Years
-------------------------------- ------------------- --------------- ----------------------------------------------------------
Kenneth R. Naes                  Assistant           Since 2005      Vice President, Old Mutual Fund Services, since August
(Age: 40)                        Treasurer                           2004.  Senior Vice President, Product Development,
                                                                     Transamerica Capital, Inc./AEGON USA, April 1992-May
-------------------------------- ------------------- --------------- ----------------------------------------------------------
William P. Schanne               Assistant           Since 2004      Fund Administration Associate, Old Mutual Fund Services
(Age: 32)                        Treasurer                           and Liberty Ridge Capital, Inc., since August 2001.
                                                                     Assistant Treasurer, PBHG Funds, since December 2001.
                                                                     Fund Accounting Supervisor, PFPC, Inc., 1999-2001. Fund
                                                                     Accountant, PFPC, Inc., 1998-999.
-------------------------------- ------------------- --------------- ----------------------------------------------------------

*Officer of the Trust until such time as his or her successor is duly elected and qualified.

Trustee Compensation

Effective September 1, 2005, each Trustee will receive an annual retainer of $30,000 plus $1,000 for each in-person Board of Trustees meeting and $500 for each in-person and telephonic Committee meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee will receive annually an additional $10,000 and $5,000, respectively.


                                       9